Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 68,742	¥ 71,918
Accumulated amortization	(47,970)	(44,133)
Net carrying amount	20,772	27,785
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	68,239	71,445
Accumulated amortization	(47,655)	(43,839)
Net carrying amount	20,584	27,606
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	503	473
Accumulated amortization	(315)	(294)
Net carrying amount	¥ 188	¥ 179